CURRENCY GAINS / (LOSSES) - Foreign Currency Translation Reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Movement in foreign currency translation reserve [abstract]
Foreign currency translation reserve at January 1	€ 3	€ (7)
Effect of currency translation differences	1	10
Foreign currency translation reserve at December 31	€ 4	€ 3